Related Party Transactions (Notes)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19. Related Party Transactions
We lease office space in a building located in El Paso, Texas that is owned by an entity controlled by one of our officers. The lease agreement expires in May 2017. Under the terms of the lease, we make annual payments of $0.2 million. For the three and six months ended June 30, 2016 and 2015, we made rental payments under this lease to the related party of $0.06 million, $0.12 million, $0.06 million and $0.12 million. We have no amounts due as of June 30, 2016, related to this lease agreement.
Beginning on September 30, 2014, we began paying MPL for transportation services at published tariff rates. During the three and six months ended June 30, 2016 and 2015, we paid $14.8 million, $28.8 million, $14.7 million and $27.4 million, respectively, in crude transportation costs with MPL. Prior to September 30, 2014, we had a crude oil supply and logistics agreement with a third-party and had no direct supply transactions with MPL prior to this date. NTI's Chief Executive Officer is a member of MPL's board of managers.